Investment Objectives and Goals - Genter Dividend Income Fund	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Genter Dividend Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Genter Dividend Income Fund (the “Fund”) is to seek long-term capital appreciation and current income.